Cash and cash equivalents - Short-Term Investments, Classified as Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosures Of Cash And Cash Equivalents [Line Items]
Short-term investments, classified as cash equivalents	$ 252,280	$ 129,308
Legg Mason - Western Asset Institutional cash reserves
Disclosures Of Cash And Cash Equivalents [Line Items]
Short-term investments, classified as cash equivalents	107,614	122,337
JP Morgan US dollar Liquidity Fund Institutional
Disclosures Of Cash And Cash Equivalents [Line Items]
Short-term investments, classified as cash equivalents	143,287	1,974
Banco Crédito e Inversiones
Disclosures Of Cash And Cash Equivalents [Line Items]
Short-term investments, classified as cash equivalents	$ 1,379	$ 4,997